Annual Total Returns[BarChart] - Focused Appreciation Portfolio - Focused Appreciation Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.10%)	20.14%	29.01%	9.43%	13.64%	5.87%	33.62%	(2.34%)	31.97%	32.55%